Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 22, 2016
Document Effective Date	Dec. 29, 2016
Prospectus Date	Dec. 29, 2016
PMC Core Fixed Income Fund | PMC Core Fixed Income Fund
Prospectus:
Trading Symbol	PMFIX
PMC Diversified Equity Fund | PMC Diversified Equity Fund
Prospectus:
Trading Symbol	PMDEX